UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number  811-10341
                                                  --------------

                     UBS Tamarack International Fund, L.L.C.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2008
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2008




                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1

Statement of Assets, Liabilities and Members' Capital.......................   2

Statement of Operations.....................................................   3

Statements of Changes in Members' Capital...................................   4

Statement of Cash Flows.....................................................   5

Financial Highlights........................................................   6

Notes to Financial Statements...............................................   7

Schedule of Portfolio Investments...........................................  17

[LOGO OMITTED]  ERNST & YOUNG LLP                  Ernst & Young LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF UBS TAMARACK INTERNATIONAL FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP

February 23, 2009



                 A member firm of Ernst & Young Global Limited

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

ASSETS
Investments in securities, at fair value (cost $177,926,328)                                                $ 190,156,135
Cash and cash equivalents                                                                                      48,414,608
Foreign cash, at fair value (cost $4,980,477)                                                                   4,904,321
Unrealized appreciation on derivative contracts                                                                14,100,159
Receivables:
  Investments sold, not settled                                                                                 1,753,354
  Due from broker                                                                                              28,134,407
  Dividends                                                                                                       318,924
  Interest                                                                                                          7,561
Other assets                                                                                                        5,254
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                                  287,794,723
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Securities sold, not yet purchased, at fair value (proceeds of sales $44,577,966)                              39,503,943
Unrealized depreciation on derivative contracts                                                                15,080,379
Payables:
  Investments purchased, not settled                                                                            2,089,485
  Withdrawals payable                                                                                          27,052,390
  Professional fees                                                                                               373,886
  Management Fee                                                                                                  209,256
  Interest                                                                                                         74,441
  Administration fee                                                                                               35,036
  Dividends                                                                                                        16,730
  Other liabilities                                                                                               100,558
--------------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                              84,536,104
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                                  $ 203,258,619
--------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                                                   $ 187,011,165
Accumulated net unrealized appreciation/(depreciation) on investments in securities, derivative
  contracts, and other assets and liabilities denominated in foreign currencies                                16,247,454
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                            $ 203,258,619
--------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                                             UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                                             STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        YEAR ENDED DECEMBER 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (less foreign withholding taxes of $2,625,100)                                                  $    19,774,883
Interest                                                                                                        5,111,652
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                        24,886,535
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Management Fee                                                                                                  8,950,919
Dividends                                                                                                       5,390,640
Interest                                                                                                        3,169,435
Custody fee                                                                                                     1,043,115
Professional fees                                                                                                 735,857
Administration fee                                                                                                704,382
Other expenses                                                                                                    133,441
---------------------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                                 20,127,789
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                                           4,758,746
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED  GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
  Investments                                                                                                (496,540,773)
  Short sales                                                                                                 167,646,142
  Derivative contracts                                                                                              5,994
  Forwards and foreign currency transactions                                                                   34,353,541
Net change in unrealized appreciation/depreciation from:
  Investments, derivative contracts and foreign currency transactions                                        (108,073,712)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                                       (402,608,808)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                                  $  (397,850,062)
---------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                          UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                        STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED DECEMBER 31, 2007 AND 2008

---------------------------------------------------------------------------------------------------------------------------------
                                                                     ADVISER                MEMBERS                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                               $ 31,785,589          $ 1,121,141,669       $ 1,152,927,258

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                         (42,110)             (10,664,707)          (10,706,817)
  Net realized gain/(loss) from investments, derivative
       contracts and foreign currency transactions                     309,059              100,103,592           100,412,651
  Net change in unrealized appreciation/depreciation
       from investments, derivative contracts and foreign
       currency transactions                                            32,205               (2,455,449)           (2,423,244)
Incentive allocation                                                17,736,131              (17,736,131)                   --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       18,035,285               69,247,305            87,282,590
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                        --               89,662,499            89,662,499
Adviser and Members' withdrawals                                   (31,457,270)            (116,239,957)         (147,697,227)
Offering costs                                                              (6)                  (3,179)               (3,185)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                            (31,457,276)             (26,580,637)          (58,037,913)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                             $ 18,363,598          $ 1,163,808,337       $ 1,182,171,935
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                          31,601                4,727,145             4,758,746
  Net realized gain/(loss) from investments, derivative
       contracts and foreign currency transactions                    (940,594)            (293,594,502)         (294,535,096)
  Net change in unrealized appreciation/depreciation
       from investments, derivative contracts and foreign
       currency transactions                                          (229,567)            (107,844,145)         (108,073,712)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       (1,138,560)            (396,711,502)         (397,850,062)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                        --               16,956,443            16,956,443
Adviser and Members' withdrawals                                   (15,812,857)            (582,206,840)         (598,019,697)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                            (15,812,857)            (565,250,397)         (581,063,254)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $  1,412,181          $   201,846,438       $   203,258,619
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                                         STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------------------------------------

                                                                                                    YEAR ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                                   $  (397,850,062)
Adjustments to reconcile net decrease in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                                  (6,808,139,363)
  Proceeds from disposition of investments                                                                   7,681,208,496
  Proceeds received from short sales                                                                         3,081,762,616
  Cost to cover short sales                                                                                 (3,618,084,010)
  Net realized (gain)/loss from investments                                                                    328,894,631
  Net change in unrealized appreciation/depreciation from investments,
    derivative contracts and foreign currency transactions                                                     108,073,712
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Dividends                                                                                                    3,574,698
    Due from brokers                                                                                           180,788,773
    Interest                                                                                                       156,209
    Investments sold, not settled                                                                               56,142,433
    Other assets                                                                                                    (5,254)
   Increase (decrease) in payables:
    Administration fee                                                                                            (181,997)
    Dividends                                                                                                   (2,781,723)
    Interest                                                                                                      (632,188)
    Investments purchased, not settled                                                                         (28,070,491)
    Management Fee                                                                                              (1,045,566)
    Professional fees                                                                                              224,789
    Other liabilities                                                                                             (347,481)
-----------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                      583,688,222


CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                                          16,906,443
Adviser distributions                                                                                          (15,812,857)
Members' withdrawals                                                                                          (559,115,384)
-----------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                         (558,021,798)

Net increase in cash and cash equivalents                                                                       25,666,424
Cash and cash equivalents--beginning of year                                                                    22,748,184
-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                                     $    48,414,608
-----------------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                                          $     3,801,623
-----------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part ofthese financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                   YEARS ENDED DECEMBER 31,

                                                2008            2007            2006            2005            2004
                                                ----            ----            ----            ----            ----

         Ratio of net investment
         income (loss) to average
         net assets(a)                          0.66%           (0.87%)         0.66%           0.30%           (0.55%)
         Ratio of total expenses to
         average net assets(a)                  2.78%            3.70%          1.77%           1.78%            1.68%
         Ratio of total expenses to
         average net assets after
         Incentive Allocation(a),(b)            2.78%            5.15%          4.98%           5.84%            4.00%
         Portfolio turnover rate              969.14%          500.19%        389.87%         338.96%          402.73%
         Total return(c)                      (45.36%)           7.67%         17.69%          20.34%           11.83%
         Total return after
         Incentive Allocation(d)              (45.36%)           6.13%         14.15%          16.27%            9.46%
         Average debt ratio(a)                  0.60%           14.87%          0.39%           1.80%              --
         Net asset value at end of year     $203,258,619   $1,182,171,935  $1,152,927,258   $723,967,167    $430,461,590

     (a) The average net assets used in the above ratios are calculated using pre-tender net assets.

     (b) Ratio of total expenses to average net assets after Incentive Allocation to the Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

     (c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

     (d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.


    The accompanying notes are an integral part ofthese financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management, L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

     Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     LEVEL 1--quoted  prices in active markets for identical  securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser. The Fund holds no such securities at December 31, 2008.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at December 31, 2008.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     ---------------------------------------------------------------------------------------------------------------
                                                                                                 INVESTMENTS IN
     VALUATION INPUTS                      INVESTMENTS IN SECURITIES     OTHER FINANCIAL      SECURITIES SOLD, NOT
                                                                          INSTRUMENTS *          YET PURCHASED
     ---------------------------------------------------------------------------------------------------------------
     Level 1 - Quoted Prices                      $190,156,135             $    --              $(39,503,943)
     ---------------------------------------------------------------------------------------------------------------
     Level 2 - Other Significant
     Observable Inputs                                 --                   (980,220)                  --
     ---------------------------------------------------------------------------------------------------------------
     Level 3 - Other Significant
     Unobservable Inputs                               --                       --                     --
     ---------------------------------------------------------------------------------------------------------------
     Total                                        $190,156,135              $(980,220)           $(39,503,943)
     ---------------------------------------------------------------------------------------------------------------

     *    Other Financial Instruments include Net Foreign Currency Forwards.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Instruments," approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $4,758,746 and $294,535,096 from accumulated net investment income and accumulated net realized loss on investments, derivative contracts and foreign currency transactions respectively, to net capital contributions during the year ended December 31, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2008 and had no effect on net assets.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members'

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     capital accounts, excluding the Adviser's capital account. A portion of the Management Fee is paid by UBSFA to RCMLLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year endedDecember 31, 2008, UBS FSI and its affiliates earned brokerage commissions of $1,897,779 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     The Incentive Allocation for the year ended December 31, 2008 and the year ended December 31, 2007 was $0 and $17,736,131; respectively, and has been recorded as an increase to the Adviser's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the year endedDecember 31, 2008 were $56,699, which is included in other expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the year endedDecember 31, 2008 amounted to $10,426,223,373 and $10,762,971,112, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,618,084,010 and $3,081,762,616, respectively.

     At  December  31,  2008,  the tax  basis of  investments  was  $159,542,288 resulting in accumulated net unrealized appreciation on investments of $3,985,775 which consists of $24,670,967 gross unrealized appreciation and $28,656,742 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2008, the Fund's average interest rate paid on borrowings was 2.17% per annum and the average borrowings outstanding were $4,365,037. The Fund had no borrowings outstanding at December 31, 2008. Interest expense, relating to these borrowings, for the year ended December 31, 2008 was $94,228. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker. During the year ended December 31, 2008 the Fund recorded margin interest expense of $3,075,207.

7.   DUE FROM BROKERS

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and
     Members' Capital. The cash due from broker (Morgan Stanley & Co. Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------


8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     During the year ended December 31, 2008, the Fund did not trade any futures contracts or engage in options transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2008

--------------------------------------------------------------------------------

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161 (FAS 161)

     In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008

         SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (93.55%)
                    ----------------------------------
                    COMMON STOCK (93.55%)
                    ---------------------
                    AIRLINES (4.37%)
        2,961,065   AER Lingus - (Ireland) *,**,(a)                                                      $      6,174,031
          653,892   Ryanair Holdings PLC - (Ireland) *,**                                                       2,699,554
                                                                                                         ----------------
                                                                                                                8,873,585
                                                                                                         ----------------
                    AUTO - CARS/LIGHT TRUCKS (3.42%)
          131,368   Volkswagen AG - (Germany) **                                                                6,942,746
                                                                                                         ----------------
                    BREWERY (5.97%)
          526,390   Anheuser-Busch InBev NV - (Belgium) **                                                     12,131,702
                                                                                                         ----------------
                    COMMERCIAL BANKS - NON US (2.31%)
            3,173   Resona Holdings, Inc. - (Japan) **                                                          4,693,870
                                                                                                         ----------------
                    DIVERSIFIED FINANCIAL SERVICES (1.57%)
        1,462,393   Irish Life & Permanent PLC - (Ireland) **                                                   3,191,489
                                                                                                         ----------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (3.62%)
          577,788   Smiths Group PLC - (United Kingdom) **                                                      7,351,840
                                                                                                         ----------------
                    DIVERSIFIED OPERATIONS (1.77%)
        1,311,697   Wharf Holdings, Ltd. - (Hong Kong) **                                                       3,596,496
                                                                                                         ----------------
                    E-COMMERCE/SERVICES (1.66%)
        1,330,214   Rightmove Plc - (United Kingdom) **                                                         3,366,034
                                                                                                         ----------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (7.55%)
          503,360   Cadbury Plc - (United Kingdom) **,(a)                                                       4,382,048
          454,603   Unilever NV - (Netherlands) **,(a)                                                         10,957,487
                                                                                                         ----------------
                                                                                                               15,339,535
                                                                                                         ----------------
                    FOOD - RETAIL (4.42%)
        1,903,038   J Sainsbury PLC - (United Kingdom) **,(a)                                                   8,988,084
                                                                                                         ----------------
                    GAS-DISTRIBUTION (4.74%)
        2,520,383   Centrica PLC - (United Kingdom) **                                                          9,639,011
                                                                                                         ----------------
                    GOLD MINING (1.34%)
           74,375   Barrick Gold Corp. - (Canada) **                                                            2,734,769
                                                                                                         ----------------
                    LIFE/HEALTH INSURANCE (1.89%)
        1,267,470   China Life Insurance Co., Ltd. - (China) **                                                 3,851,374
                                                                                                         ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (3.15%)
          168,867   Genmab A/S - (Denmark) *,**,(a)                                                             6,401,912
                                                                                                         ----------------
                    MEDICAL - DRUGS (5.37%)
          363,900   Grifols SA - (Spain) **                                                                     6,226,868
           30,754   Roche Holding AG - (Switzerland) **,(a)                                                     4,695,378
                                                                                                         ----------------
                                                                                                               10,922,246
                                                                                                         ----------------
                    MEDICAL - GENERIC DRUGS (2.52%)
          120,519   Teva Pharmaceutical Industries, Ltd. - (Israel) **,(b)                                      5,130,494
                                                                                                         ----------------


    The proceeding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008

         SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    METAL - COPPER (2.35%)
          780,962   Antofagasta PLC - (United Kingdom) **                                                $      4,777,644
                                                                                                         ----------------
                    MULTI-LINE INSURANCE (4.64%)
          512,129   Sampo Oyj. - (Finland) **,(a)                                                               9,425,338
                                                                                                         ----------------
                    MULTIMEDIA (3.45%)
          216,876   Vivendi - (France) **,(a)                                                                   7,013,650
                                                                                                         ----------------
                    OIL COMPANIES - INTEGRATED (9.45%)
        4,037,969   China Petroleum & Chemical Corp. - (China) **                                               2,443,559
          353,987   ENI SpA - (Italy) **,(a)                                                                    8,237,062
          157,562   Total SA - (France) **,(a)                                                                  8,522,015
                                                                                                         ----------------
                                                                                                               19,202,636
                                                                                                         ----------------
                    PROPERTY/CASUALTY INSURANCE (1.00%)
          414,432   Hiscox, Ltd - (Bermuda) **                                                                  2,025,893
                                                                                                         ----------------
                    REINSURANCE (3.00%)
           39,572   Muenchener Rueckversicherungs AG - (Germany) **                                             6,105,771
                                                                                                         ----------------
                    SCHOOLS (1.34%)
           18,904   MegaStudy Co., Ltd. - (South Korea) **                                                      2,731,553
                                                                                                         ----------------
                    SEISMIC DATA COLLECTION (2.41%)
          332,960   Cie Generale De Geophysique-Veritas - (France) **                                           4,905,999
                                                                                                         ----------------
                    TELECOMMUNICATION SERVICES (7.11%)
        2,802,289   Cable & Wireless PLC - (United Kingdom) **,(a)                                              6,305,384
        3,221,390   Telecity Group PLC - (United Kingdom) *,**,(a)                                              8,151,551
                                                                                                         ----------------
                                                                                                               14,456,935
                                                                                                         ----------------
                    TELEPHONE - INTEGRATED (3.09%)
          420,247   Deutsche Telekom AG - (Germany) **                                                          6,279,754
                                                                                                         ----------------
                    TEXTILE - APPAREL (0.04%)
          118,419   Far Eastern Textile Co., Ltd. - (Taiwan) **                                                    75,775
                                                                                                         ----------------
                    TOTAL COMMON STOCK (Cost $177,926,328)                                                    190,156,135
                                                                                                         ----------------
                    INVESTMENTS IN SECURITIES (Cost $177,926,328)                                             190,156,135
                                                                                                         ----------------

                    SECURITIES SOLD, NOT YET PURCHASED ((19.43)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((19.43)%)
                    -----------------------------------------------
                    ATHLETIC FOOTWEAR ((1.03)%)
          (55,635)  Adidas AG - (Germany) **                                                                   (2,098,879)
                                                                                                         ----------------
                    BREWERY ((1.17)%)
          (74,639)  Carlsberg A/S - (Denmark) **                                                               (2,387,071)
                                                                                                         ----------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS ((0.50)%)
          (44,532)  Boskalis Westminster - (Netherlands) **                                                    (1,027,566)
                                                                                                         ----------------
                    COMMERCIAL BANKS - NON US ((5.00)%)
          (87,847)  Australia & New Zealand Banking Group, Ltd. - (Australia) **                                 (936,464)
         (232,023)  Commerzbank AG - (Germany) **                                                              (2,141,552)



    The proceeding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008

         SHARES                                                                                             FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    COMMERCIAL BANKS - NON US (CONTINUED)
         (421,048)  Nordea Bank AB - (Sweden) **                                                         $     (2,912,427)
         (117,699)  OTP Bank Nyrt. - (Hungary) **                                                              (1,769,145)
           (9,730)  Raiffeisen International Bank Holding AG - (Austria) **                                      (261,036)
         (186,539)  Swedbank AB - (Sweden) **                                                                  (1,047,343)
          (92,544)  Westpac Banking Corp. - (Australia) **                                                     (1,094,931)
                                                                                                         ----------------
                                                                                                              (10,162,898)
                                                                                                         ----------------
                    COMMERCIAL SERVICES ((1.01)%)
         (321,988)  Aggreko PLC - (United Kingdom) **                                                          (2,063,552)
                                                                                                         ----------------
                    COMPUTER AIDED DESIGN ((2.41)%)
         (108,827)  Dassault Systemes SA - (France) **                                                         (4,889,954)
                                                                                                         ----------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((1.81)%)
          (61,308)  Groupe Danone - (France) **                                                                (3,679,844)
                                                                                                         ----------------
                    GAMBLING (NON-HOTEL) ((0.31)%)
          (33,469)  Paddy Power PLC - (Ireland) **                                                               (624,811)
                                                                                                         ----------------
                    HOTELS & MOTELS ((1.08)%)
         (270,849)  Intercontinental Hotels Group PLC - (United Kingdom) **                                    (2,188,506)
                                                                                                         ----------------
                    MULTIMEDIA ((2.25)%)
         (210,990)  Thomson Reuters PLC - (United Kingdom) **                                                  (4,580,608)
                                                                                                         ----------------
                    COSMETICS & TOILETRIES ((1.95)%)
         (138,841)  Oriflame Cosmetics SA - (Luxembourg) **                                                    (3,959,135)
                                                                                                         ----------------
                    PUBLISHING - NEWSPAPERS ((0.91)%)
         (474,279)  Daily Mail & General Trust PLC - (United Kingdom) **                                       (1,841,119)
                                                                                                         ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(44,577,966))                       (39,503,943)
                                                                                                         ----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(44,577,966))                               (39,503,943)
                                                                                                         ----------------

                    DERIVATIVE CONTRACTS ((0.48)%)
                    ------------------------------
                    CURRENCY FORWARDS ((0.48)%)
                    Purchases Contracts                                                                         8,336,039
                    Sale Contracts                                                                             (9,316,259)
                                                                                                         ----------------
                    TOTAL CURRENCY FORWARDS --                                                                   (980,220)
                                                                                                         ----------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                                          (980,220)
                                                                                                         ----------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND
         DERIVATIVE CONTRACTS --  73.64%                                                                      149,671,972
                                                                                                         ----------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 26.36%                                                 53,586,647
                                                                                                         ----------------
         TOTAL NET ASSETS -- 100.00%                                                                     $    203,258,619
                                                                                                         ================

*    Non income-producing security.
**   Foreign

    The proceeding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008


(a) Partially or wholly held ($44,974,953 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  American Depository Receipt





    The proceeding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008

DERIVATIVE CONTRACTS
--------------------
FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF DECEMBER 31, 2008:
------------------------------------------------------------------------------------------------------------------

                                                                Value on                                    Net
Open Foreign Currency                                           Settlement                               Unrealized
Purchase Contracts                                              Date             Current Value   Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 02/13/09                                              $    38,687,781  $    36,831,138          $    (1,856,643)
----------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 02/13/09                                                    6,841,464        7,388,490                  547,026
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 02/13/09                                                   77,643,800       84,499,904                6,856,104
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 02/13/09                                                    2,844,575        2,874,535                   29,960
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 02/13/09                                                    9,330,434        9,537,521                  207,087
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 02/13/09                                                   21,649,438       24,201,943                2,552,505
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $     8,336,039
                                                                                                         ===================

                                                                Value on                                     Net
Open Foreign Currency                                           Settlement                               Unrealized
Sale Contracts                                                  Date             Current Value   Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 01/30/09                                                  (62,560,302)     (58,796,687)               3,763,615
----------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 02/13/09                                                   (8,782,804)      (9,480,398)                (697,594)
----------------------------------------------------------------------------------------------------------------------------
Euros
expiring 02/13/09                                                 (116,626,996)    (126,293,040)              (9,666,044)
----------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
expiring 02/13/09                                                   (2,964,345)      (2,874,535)                  89,810
----------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 02/13/09                                                   (5,473,906)      (5,617,510)                (143,604)
----------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 02/13/09                                                  (23,852,122)     (26,514,564)              (2,662,442)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         $    (9,316,259)
                                                                                                         ===================
Total net unrealized appreciation on foreign currency forwards                                           $      (980,220)
                                                                                                         ===================


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Loss on this foreign denominated currency was $76,156 at December 31, 2008 and has been included in Net change in unrealized appreciation/depreciation from investments, derivative contracts and foreign currency transactions on the Statement of Operations.



    The proceeding notes are an integral part of these financial statements.

               UBS TAMARACK INTERNATIONAL FUND, L.L.C. (UNAUDITED)

The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 15, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors determined that the performance was consistent with that of its three Comparable Funds by noting that the Fund's annualized performance was below the median annualized performance, but that its 2008 performance was above the median performance for 2008 of the Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was below the median volatility of its Comparable Funds.

The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was below the median management fee being charged to its Comparable Funds, and that the incentive fee being charged to UBS Tamarack was equal to that of each of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged to other Alternative Investment Group funds, and also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged to any single-manager (I.E., non-fund-of-funds) Fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory
Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and Officers of the Fund as of 12/31/08 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.



------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (66) (3)       Term --           Dean and Professor of                 See      Director of: Primedia,
UBS Financial Services Inc.   Indefinite        Management of the Graduate        Footnote 2.  Inc., Macy's, Inc., Revlon
51 West 52nd Street           Length -- since   School of Business, Columbia                   Inc., NYC Ballet and
New York, NY 10019            Commencement of   University; Senior Advisor to                  SAPPI Ltd. Advisory
Director                      Operations        Morgan Stanley                                 Director of Welsh
                                                                                               Carson Anderson & Stowe.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen (79)          Term --           Law partner of Dunnington,            12       None
UBS Financial Services Inc.   Indefinite        Bartholow & Miller
51 West 52nd Street           Length -- since
New York, NY 10019            Commencement of
Director                      Operations
------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (62)        Term --           Professor of Financial                12       None
UBS Financial Services Inc.   Indefinite        Accounting of Graduate School
51 West 52nd Street           Length -- since   of Business, Columbia University
New York, NY 10019            July 2004
Director
------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen (45)        Term --           General Partner of Sienna             12       Director of: Modus
UBS Financial Services Inc.   Indefinite        Ventures and General Partner of                Link, Inc; Excelsior
51 West 52nd Street           Length -- since   Blue Rock Capital                              Absolute Return Fund of
New York, NY 10019            May 30, 2008                                                     Funds, L.L.C.;
Director                                                                                       Excelsior Buyout
                                                                                               Investors, L.L.C.;
                                                                                               Excelsior LaSalle
                                                                                               Property Fund Inc; UST
                                                                                               Global Private Markets
                                                                                               Fund L.L.C.
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (55)     Term --           Executive Director of UBS             N/A                N/A
UBS Financial Services Inc.   Indefinite        Alternative Investments US
51 West 52nd Street           Length -- since   since April 2007.    Prior to
New York, NY 10019            May 1, 2007       April 2007, Chief Financial
Principal Accounting Officer                    Officer and Senior Vice
                                                President of Alternative
                                                Investments Group at U.S. Trust
                                                Corporation from 2003 - 2007.
------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (49)           Term --           Assistant Director of                 N/A                N/A
UBS Financial Services Inc.   Indefinite        Compliance of UBS Financial
1000 Harbor Boulevard         Length -- since   Services Inc. since 2003 and
Weehawken, NJ 07086           July 19, 2005     Deputy Director of Compliance
Chief Compliance Officer                        UBS Financial Services of
                                                Puerto Rico Inc. since October
                                                2006.  Prior to 2003, Chief
                                                Compliance Officer of
                                                LibertyView Capital Management,
                                                Inc., an investment adviser,
                                                and LibertyView Alternative
                                                Asset Management, Inc., an NASD
                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND      OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                       COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED(1)         DURING PAST 5 YEARS         BY DIRECTOR          COMPLEX
------------------------------------------------------------------------------------------------------------------------
Craig Goos (39)               Term --           Managing Director UBS                 N/A                N/A
UBS Financial Services Inc.   Indefinite        Alternative Investments US
51 West 52nd Street           Length -- since   since September 2008. Prior to
New York, NY 10019            September 18,     September 2008, Managing
Principal Executive Officer   2008              Director of Bear Stearns
                                                Alternative Investment platform
                                                from 2004 - 2008.
------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2)  Mr.  Feldberg  is  a  director  or  trustee  of  29  investment   companies
     (consisting of 61 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Proxy Voting
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,014 in 2008 and $84,885 in 2007. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $16,500 in 2008 and $15,000 in 2007. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $81,000 in 2008 and $169,500 in 2007. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2008 and $0 in 2007.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.240 million for 2008 and $3 million for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                          REACHCAPITAL MANAGEMENT, LLC.
                          -----------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

I. TYPES OF ACCOUNTS TO WHICH REACHCAPITAL MANAGEMENT LLC VOTES PROXIES

         ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

         In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

         Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

         In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

A. Procedures for Identifying Conflicts of Interest.

                REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

      REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

      1. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

      2. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

      3. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

          o disclosing the conflict to clients and obtaining their consent before voting;
          o suggesting to clients that they engage another party to vote the proxy on their behalf;
          o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
          o such other method as is deemed appropriate under the circumstances given the nature of the conflict.


                REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

          These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

A. Election of Directors

     1. Voting on Director Nominees in Uncontested Elections.

                      We vote for director nominees.

2. Chairman and CEO is the Same Person.

     We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

3. Majority of Independent Directors

     (1) We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

     (2) We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4. Stock Ownership Requirements

     We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5. Term of Office

     We vote against shareholder proposals to limit the tenure of independent directors.

6. Director and Officer Indemnification and Liability Protection

     (1) Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

     (2) We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

     (3) We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

     (4) We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (ii) only the director's legal expenses would be covered.

7. Charitable Contributions

     We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

8. Mandatory Retirement Ages

     We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

B. Proxy Contests

     1.   Voting for Director Nominees in Contested Elections

          We vote on a case-by-case basis in contested elections of directors.

     2.   Reimburse Proxy Solicitation Expenses

          We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

C. Auditors

     1.   Ratifying Auditors

          We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.


D. Proxy Contest Defenses

     1.   Board Structure: Staggered vs. Annual Elections

          (1)  We vote against proposals to classify the board.

          (2) We vote for proposals to repeal classified boards and to elect all directors annually.

     2.   Shareholder Ability to Remove Directors

          (1) We vote against proposals that provide that directors may be removed ONLY for cause.

          (2) We vote for proposals to restore shareholder ability to remove directors with or without cause.

          (3) We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          (4) We vote for proposals that permit shareholders to elect directors to fill board vacancies.

     3.   Cumulative Voting

          (1)  We vote against proposals to eliminate cumulative voting.

          (2) We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

     4.   Shareholder Ability to Call Special Meetings

          (1) We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          (2) We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     5.   Shareholder Ability to Act by Written Consent

          (1) We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          (2) We vote for proposals to allow or make easier shareholder action by written consent.

     6.   Shareholder Ability to Alter the Size of the Board

          (1)  We vote for proposals that seek to fix the size of the board.

          (2) We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

E. Tender Offer Defenses

     1.   Poison Pills

          (1) We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          (2) We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

          (3) We vote on a case-by-case basis management proposals to ratify a poison pill.

     2.   Fair Price Provisions

          (1) We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          (2) We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   Greenmail

          (1) We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          (2) We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     4.   Unequal Voting Rights

          (1)  We vote against dual class exchange offers.

          (2)  We vote against dual class re-capitalization.

     5.   Supermajority Shareholder Vote Requirement to Amend the Charter or
          Bylaws

          (1) We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     6.   Supermajority Shareholder Vote Requirement to Approve Mergers

          (1) We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     7.   White Squire Placements

          We vote for shareholder proposals to require approval of blank check preferred stock issues.

F. Miscellaneous Governance Provisions

     1.   Confidential Voting

          (1) We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

          (2)  We vote for management proposals to adopt confidential voting.

     2.   Equal Access

          We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     3.   Bundled Proposals

          We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     4.   Shareholder Advisory Committees

          We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

G. Capital Structure

     1.   Common Stock Authorization

          (1) We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

          (2) We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

               (a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

               (b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.


     2.   Stock Distributions: Splits and Dividends

          We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

          Reverse Stock Splits

          We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

          Blank Check Preferred Stock Authorization

          We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

          Shareholder Proposals Regarding Blank Check Preferred Stock

          We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     3.   Adjust Par Value of Common Stock

          We vote for management proposals to reduce the par value of common stock.

     4.   Pre-emptive Rights

          (1) We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               (a)   size of the company.
               (b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
               (c) percentage of the rights offering (rule of thumb less than 5%).


          (2) We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     5.   Debt Restructuring

          We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     6.   Share Repurchase Programs

          We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

H. Executive and Director Compensation

     In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     1.   Shareholder Proposals to Limit Executive and Director Pay

          (1) We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

          (2) We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, I.E., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     2.   Golden Parachutes

          (1) We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

          (2) We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

     3.   Employee Stock Ownership Plans (ESOPs)

          We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

I. Country of Incorporation

Voting on Re-incorporation Proposals

          We vote on a case-by-case basis for proposals to change a company's country of incorporation.

J. Mergers and Corporate Restructuring

     1.   Mergers and Acquisitions

          We vote on a case-by-case basis for mergers and acquisitions.

     2.   Corporate Restructuring

          We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

     3.   Spin-offs

          We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     4.   Asset Sales

          We vote on a case-by-case basis for asset sales.

     5.   Liquidations

          We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     6.   Appraisal Rights

          We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     7.   Changing Corporate Name

          We vote on a case-by-case basis for changing the corporate name.

K. Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          (1) whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          (2)  the percentage of sales, assets and earnings affected;

          (3) the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          (4) whether the issues presented should be dealt with through government or company-specific action;

          (5) whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          (6) whether the company's analysis and voting recommendation to shareholders is persuasive;

          (7)  what other companies have done in response to the issue;

          (8)  whether the proposal itself is well framed and reasonable;

          (9) whether implementation of the proposal would achieve the objectives sought in the proposal; and

          (10) whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI. RECORD KEEPING AND OVERSIGHT

          REACH shall maintain the following records relating to proxy voting:

          o    a copy of these policies and procedures;
          o    a copy of each proxy form (as voted);
          o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
          o documentation relating to the identification and resolution of conflicts of interest;
          o any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and


         Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

         In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

         In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.

                                -----------------

         These Proxy Voting Policies and Procedures will be reviewed on an annual basis.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    UBS TAMARACK INTERNATIONAL FUND, L.L.C.:
                         PORTFOLIO MANAGEMENT DISCLOSURE

                  Nigel Hart and Pieter Taselaar, who together control ReachCapital, are the Fund's Portfolio Managers and have served in those positions since the Fund's commencement of operations on July 2, 2001. As Portfolio Managers, Mr. Hart is primarily responsible for the investment strategy and the day-do-day management of the Fund's portfolio with Mr. Taselaar providing additional portfolio management input.

                  Mr. Hart has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he served as Senior Vice President and Portfolio Manager in the international investment division of Putnam Investments, where he was co-manager of the Putnam International Voyager Fund, which, together with institutional accounts utilizing a substantially similar strategy, had approximately $3.5 billion in assets as of September 2000. Mr. Hart was also a co-manager of the Putnam European Growth Fund. Prior to joining Putnam, he was a fund manager for Hill Samuel Investment Advisers. Mr. Hart graduated with honors in Economics from the University of East Anglia in the United Kingdom.

                  Mr. Taselaar has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he was a Senior Managing Director at ABN AMRO, New York specializing in European equities. From 1990 until 1994, Mr. Taselaar was a Corporate Finance Analyst at ABN AMRO. Prior to that time, he was in institutional sales at Drexel, Burnham Lambert, focusing on Non-U.S. Equities. Mr. Taselaar holds a law degree from Leiden University, The Netherlands, and an MBA from Columbia University Graduate School of Business.

                  The Fund's Portfolio Managers manage multiple accounts in addition to the Fund through separate businesses, including other pooled investment vehicles (hedge funds) and separately managed accounts.

                  The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. ReachCapital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

                  Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, ReachCapital could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

                  Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

                  All accounts managed by the Portfolio Managers are currently charged similar advisory and performance fees. However, a potential conflict of interest could arise if the Portfolio Managers were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

                  The Portfolio Managers do not receive a fixed annual salary from ReachCapital or from the Fund, nor is their annual compensation subject to any precise formula, benchmark or other metric. Rather, as equity owners of ReachCapital, the compensation received by each Portfolio Manager is generally equal to his proportionate share of the annual net profits earned by ReachCapital and such affiliated firms from advisory fees and performance-based fees derived from client accounts, including the Fund.

                  The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year. All such accounts, and the assets managed thereunder, bear performance-based advisory fees.

       NIGEL HART

           REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                    OTHER ACCOUNTS

           Number of                           Number of                         Number of
           Accounts       Assets Managed       Accounts      Assets Managed      Accounts         Assets Managed
           --------       --------------       --------      --------------      --------         --------------
              0                N/A                3           $14 million           0                 N/A

       PIETER TASELAAR

           REGISTERED INVESTMENT COMPANIES            POOLED ACCOUNTS                    OTHER ACCOUNTS

           Number of                           Number of                         Number of
           Accounts       Assets Managed       Accounts      Assets Managed      Accounts         Assets Managed
           --------       --------------       --------      --------------      --------         --------------
              0                N/A                3           $14 million           0                 N/A

                  As an equity owner of ReachCapital, which in turn is a member of UBS Tamarack Management, L.L.C., the Fund's Adviser, Mr. Hart may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, each of Mr. Hart and Mr. Taselaar may be considered to have been the indirect beneficial owner of interests in the Fund with a value in the range from $100,001 to $500,000.

                  (B) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                UBS Tamarack International Fund, L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*   /s/ Craig Goos
                         ----------------------------------------------------
                            Craig Goos, Principal Executive Officer

Date      3/6/09
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Craig Goos
                         ----------------------------------------------------
                            Craig Goos, Principal Executive Officer

Date      3/6/09
    -------------------------------------------------------------------------


By (Signature and Title)*   /s/ Robert Aufenanger
                         ----------------------------------------------------
                            Robert Aufenanger, Principal Financial Officer

Date      3/6/09
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.